Note 13 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Year Ended December 31,
	2021	2020	2019
	(in thousands)
Cost of revenue	$3,477	$592	$415
Sales and marketing	15,906	19,973	8,166
General and administrative	24,063	12,916	5,034
Research and development	16,062	286	278
Total stock-based compensation	$59,508	$33,767	$13,893

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	July 1,	September 1,
	2021	2021
Expected term (in years)	2.77	6.11
Expected volatility	43.25%	43.31%
Risk-free rate	0.37%	0.94%
Dividend yield	—	—
July 1
2021
Expected term (in years)	4.10
Expected volatility	34.44%
Risk-free rate	0.79%
Dividend yield	—

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
	(Aggregate Intrinsic Value figure presented in thousands)
Balance, January 1, 2019	23,326,692	0.96	6.12	—
Options granted	5,333,452	1.52	—	—
Options exercised	(451,953)	0.19	—	—
Options forfeited or expired	(2,501,900)	0.70	—	—
Balance, December 31, 2019	24,926,640	1.13	6.42	—
Options granted	11,537,242	3.91	—	—
Options exercised	(707,888)	0.77	—	—
Options forfeited or expired	(898,926)	1.32	—	—
Balance, December 31, 2020	34,857,068	2.05	6.89	—
Options granted	5,611,658	9.64	—	—
Options exercised	(5,141,331)	1.08	—	—
Options forfeited or expired	(4,847,078)	0.44	—	—
Balance, December 31, 2021	30,480,317	$3.87	2.83	$92,600

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
	Outstanding			Exercisable
Exercise Price	Stock Options	Weighted-Average Contractual Life	Weighted-Average Exercise Price	Stock Options	Weighted-Average Contractual Life	Weighted-Average Exercise Price
$ 0.03 - $ 1.34	6,634,833	4.69	$1.28	6,634,833	4.69	$1.28
$ 1.52 - $ 1.89	6,879,874	5.84	1.59	5,195,211	5.46	1.59
$ 3.90 - $ 9.64	16,965,610	8.96	5.80	3,545,801	8.61	3.90
	30,480,317	7.33	$3.87	15,375,845	5.85	$1.99